Quarterly Financial Data (Unaudited)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Quarterly Financial Data (Unaudited)

(22) Quarterly Financial Data (Unaudited)

The tables below represent the balances for the selected quarterly financial data of the Company for each reporting period in the years ended December 31, 2015 and 2014.

	Year 2015 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$302,477	$344,249	$350,701	$355,969
Net revenues less direct advertising expenses	$189,245	$228,298	$229,025	$233,068
Net income applicable to common stock	$40,625	$59,269	$85,874	$76,437
Net income per common share basic	$0.42	$0.61	$0.89	$0.80
Net income per common share — diluted	$0.42	$0.61	$0.89	$0.80

	Year 2014 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$284,933	$330,433	$334,998	$336,696
Net revenues less direct advertising expenses	$173,425	$216,156	$222,610	$221,600
Net (loss) income applicable to common stock	$(4,928)	$15,331	$34,959	$207,791
Net (loss) income per common share basic	$(0.05)	$0.16	$0.37	$2.18
Net (loss) income per common share — diluted	$(0.05)	$0.16	$0.37	$2.18

LAMAR MEDIA CORP [Member]
Quarterly Financial Data (Unaudited)

(8) Quarterly Financial Data (Unaudited)

The tables below represent the balances for the selected quarterly financial data of the Company for each reporting period in the years ended December 31, 2015 and 2014.

	Year 2015 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$302,477	$344,249	$350,701	$355,969
Net revenues less direct advertising expenses	$189,245	$228,298	$229,025	$233,068
Net income	$40,804	$59,449	$86,043	$76,607

	Year 2014 Quarters
	March 31	June 30	September 30	December 31
Net revenues	$284,933	$330,433	$334,998	$336,696
Net revenues less direct advertising expenses	$173,425	$216,156	$222,610	$221,600
Net (loss) income	$(4,778)	$15,480	$35,103	$241,230